Expense Example {- Fidelity Mid-Cap Stock Fund} - 04.30 Fidelity Mid-Cap Stock Fund K PRO-08 - Fidelity Mid-Cap Stock Fund - Class K	Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906